Summary of Significant Accounting Policies (Narratives) (Details) (USD $)	12 Months Ended													1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Building and related improvements Maximum	Dec. 31, 2012 Furniture, fixtures and equipment Maximum	Dec. 31, 2012 Gain on sales of real estate	Dec. 31, 2012 Net income	Dec. 31, 2011 Net investments in direct financing lease	Dec. 31, 2011 Operating real estate	Dec. 31, 2011 Lease revenue	Dec. 31, 2011 Impairment charges	Dec. 31, 2011 Deprecation expense	Dec. 31, 2011 Other real estate income	Apr. 30, 2010 CWI	Aug. 31, 2012 Hotel
Related Party Transaction [Line Items]
Ownership Interest In Subsidiary															100.00%
Maximum Offering Amount														$ 1,000,000,000
Amount From Dividend Reinvestment Plan														237,500,000
Revenues
Real estate taxes	18,700,000	6,400,000	7,700,000
Foreign currency gain loss
Foreign curreny transaction gain, net of tax	(600,000)	400,000	(100,000)
Prior Period Adjustment
Out-of-period adjustment, amount		$ 200,000				$ 2,000,000	$ 2,500,000	$ (17,600,000)	$ 17,900,000	$ 900,000	$ (1,600,000)	$ 2,200,000	$ 17,900,000
Property Plant And Equipment
Fixed asset useful life				40 years 0 months 0 days	7 years 0 months 0 days
Accounting Changes

Out-of-Period Adjustments

During 2012, we identified errors in the consolidated financial statements related to prior years. The errors were primarily attributable to the misapplication of guidance in accounting for and clerical errors related to the expropriation of land related to two investments and our reimbursement of certain affiliated costs. We concluded that these adjustments were not material, individually or in the aggregate, to our results for this or any of the prior periods, and as such, we recorded an out-of-period adjustment to increase our income from operations by $2.5 million within continuing operations primarily attributable to an increase in Gain on sale of real estate of $2.0 million in the consolidated statement of income.

In 2011, we identified an error in the consolidated financial statements related to prior years. The error relates to the misapplication of accounting guidance related to the modifications of certain leases. We concluded this adjustment, with a net impact of $0.2 million on our statement of operations for the fourth quarter of 2011, was not material to our results for the prior year periods or to the period of adjustment. Accordingly, this cumulative change was recorded in the consolidated financial statements in the fourth quarter of 2011 as an out-of-period adjustment as follows: a reduction to Net investment in direct financing leases of $17.6 million and an increase in net Operating real estate of $17.9 million on the consolidated balance sheet; and an increase in Lease revenues of $0.9 million, a reduction of Impairment charges of $1.6 million, and an increase in Depreciation expense of $2.2 million on the consolidated statement of operations.